Revenue (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Rendering of services
Service revenue	₨ 33,741,402		₨ 32,097,915	₨ 29,967,698
Installation service revenue	3,401,063		1,852,511	482,246
Revenue from rendering of services	37,142,465		33,950,426	30,449,944
Sale of products	2,743,115		1,683,496	2,953,782
Revenue	₨ 39,885,580	$ 466,054	₨ 35,633,922	₨ 33,403,726